Derivative Warrant Liability (Details) - Schedule of derivative warrant liability (Parentheticals)	Dec. 31, 2019 shares
Schedule Of Derivative Warrant Liability Abstract
Issuance of warrants in connection with merger (Note 30)	21,229,000